INCOME TAXES (Schedule Of Deferred Taxes Recorded In Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
INCOME TAXES [Abstract]
Current assets	$ 7,935		$ 6,939
Deferred tax assets	13,525		17,927
Deferred tax liability	(140)		(2,430)
Net deferred tax asset	$ 21,320	[1]	$ 22,436	[1]

[1]	Net deferred tax asset (liability) is recorded in the following balance sheet line items: